UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                             FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment   [ x ]; Amendment number: [ 28 ]
This Amendment (Check only one):  [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     3100 West End Ave., Ste. 1275, Nashville, TN 37203
             P.O. Box 158947, Nashville, TN 37215


Form 13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701

Signature, Place, and Date of Signing

Ernest Williams III        Nashville, TN    January 25, 2007
   [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  37
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $179,824
LIST OF OTHER INCLUDED MANAGERS:
                                      NONE


      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                           TITLE OF             VALUE       SHARES/     SH/    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT     PRN    DSCRETN   MNGERS    SOLE    SHARED    NONE
------------------------------------- -------  --------    ------------------   -----    ------  ---------------------------

Bancorp South                 COM    059692103         322       12000    SH     SOLE     None     12000     0            0
Belo Corp Cl A                COM    080555105        3284      178778    SH     SOLE     None     74916     0       103862
Berkshire Hath Cl B           COM    084670207       26291        7990    SH     SOLE     None      3209     0         4781
Berry Petroleum 'A'           COM    085789105        8159      263116    SH     SOLE     None    103340     0       159776
Cardiac Science               COM    14141A108         694       86000    SH     SOLE     None         0     0        86000
Coca-Cola Co                  COM    191216100         391        8100    SH     SOLE     None      3800     0         4300
Correc Crp of Am              COM    22025Y100        7990      176655    SH     SOLE     None     49800     0       126855
Exxon Mobil Corp              COM    30231G102         337        4400    SH     SOLE     None         0     0         4400
Fairfax Financial Hldg        COM    303901102       37104      186920    SH     SOLE     None     69050     0       117870
Gannett Inc                   COM    364730101        1542       25500    SH     SOLE     None         0     0        25500
General Electric              COM    369604103         622       16724    SH     SOLE     None      2074     0        14650
HCC Ins Hldgs                 COM    404132102        6717      209317    SH     SOLE     None     77761     0       131556
Interpublic Grp Cos           COM    460690100         367       30000    SH     SOLE     None         0     0        30000
Lee Enterprises               COM    523768109        1281       41230    SH     SOLE     None     22030     0        19200
Legacy Hotels                 COM    524919107        5067      623300    SH     SOLE     None    165800     0       457500
Leucadia Natl Corp            COM    527288104        1514       53698    SH     SOLE     None     26400     0        27298
Level 3 Communications        COM    52729N100        4426      790304    SH     SOLE     None    379000     0       411304
Loews Corp                    COM    540424108       15674      377954    SH     SOLE     None    103800     0       274154
McCormick & Co                COM    579780206         578       15000    SH     SOLE     None     15000     0            0
Media General                 COM    584404107         204        5500    SH     SOLE     None      1000     0         4500
Natl Health Investors         COM    63633D104       12573      381002    SH     SOLE     None     86081     0       294921
Natl Health Realty            COM    635905102         730       30425    SH     SOLE     None     21877     0         8548
Natl Healthcare Corp          COM    635906100        1298       23521    SH     SOLE     None     21877     0         1644
Overstock.com                 COM    690370101        6305      399034    SH     SOLE     None    146234     0       252800
Pall Corp                     COM    696429307        6723      194600    SH     SOLE     None     56500     0       138100
Pfizer Inc                    COM    717081103         466       18000    SH     SOLE     None         0     0        18000
Proctor & Gamble              COM    742718109        1787       27798    SH     SOLE     None      6045     0        21753
Ryerson Inc                   COM    783755101        1016       40500    SH     SOLE     None      4000     0        36500
Scripps E W Co Cl A           COM    811039106        1837       36790    SH     SOLE     None     23690     0        13100
Service Corp Intl             COM    817565104         625       61000    SH     SOLE     None     26000     0        35000
Syntroleum Corp               COM    871630109        4884     1411419    SH     SOLE     None    479083     0       932336
Tidewater Inc                 COM    886423102        9389      194138    SH     SOLE     None     68400     0       125738
Vulcan Materials              COM    929160109        1457       16217    SH     SOLE     None      6617     0         9600
Wal-Mart Stores               COM    931142103         457        9900    SH     SOLE     None         0     0         9900
Washington Post 'B'           COM    939640108         529         709    SH     SOLE     None         0     0          709
Wesco Financial               COM    950817106         754        1639    SH     SOLE     None      1639     0            0
White Mountain Insur          COM    G9618E107        3430        5920    SH     SOLE     None      1200     0         4720

TOTAL                                               179824